Acquisitions, Dispositions And Other Adjustments (Time Warner Acquisitions Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 15, 2017	Oct. 22, 2016	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line items]
Acquisition of business - purchase price (in millions)					$ 2,959	$ 30,759	$ 3,141
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member]
Business Acquisition [Line items]
Acquisition of business - agreement date		Oct. 22, 2016
Acquisition of business - anticipated or actual acquisition period/date		Dec. 31, 2017
Acquisition of business - anticipated or actual cash paid to seller (in US dollars per share)		$ 107.5
Acquisition of business - purchase price (in millions)		$ 85,400
Acquisition of business - fair value of assets acquired			$ 108,700	$ 108,700
Acquired entity's shareholder approval date	Feb. 15, 2017
Obligation upon termination		$ 500
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Cash [Member]
Business Acquisition [Line items]
Acquisition of business - consideration to be given (percent)		50.00%
Acquisition of business - value of consideration (in US dollars per share)		$ 53.75
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Common Stock [Member]
Business Acquisition [Line items]
Acquisition of business - consideration to be given (percent)		50.00%
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Common Stock [Member] | Minimum [Member]
Business Acquisition [Line items]
Acquisition of business - percentage ownership of combined company held by former shareholders of acquiree		14.40%
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Common Stock [Member] | Maximum [Member]
Business Acquisition [Line items]
Acquisition of business - percentage ownership of combined company held by former shareholders of acquiree		15.70%
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Common Stock [Member] | Stock Price Scenario 1 [Member] | Minimum [Member]
Business Acquisition [Line items]
Acquisition of assets - noncash consideration		Quotient of $53.75 divided by the average stock price
Acquisition of business - value of noncash consideration (in US dollars per share)		$ 37.411
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Common Stock [Member] | Stock Price Scenario 1 [Member] | Maximum [Member]
Business Acquisition [Line items]
Acquisition of assets - noncash consideration		Quotient of $53.75 divided by the average stock price
Acquisition of business - value of noncash consideration (in US dollars per share)		$ 41.349
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Common Stock [Member] | Stock Price Scenario 2 [Member]
Business Acquisition [Line items]
Acquisition of assets - noncash consideration		1.300 shares of AT&T stock per share of Time Warner common stock
Acquisition of business - value of noncash consideration (in US dollars per share)		$ 41.349
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Common Stock [Member] | Stock Price Scenario 3 [Member]
Business Acquisition [Line items]
Acquisition of assets - noncash consideration		1.437 shares of AT&T stock per share of Time Warner common stock
Acquisition of business - value of noncash consideration (in US dollars per share)		$ 37.411